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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington, DC 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form. Please print or type.

1.     Name and Address of issuer:

       Alliance Utility Income Fund, Inc.
       1345 Avenue of the Americas
       New York, NY  10105

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                                     /X/

3.     Investment Company Act File Number:
       811-7916

       Securities Act File Number:
       33-66630

4(a).  Last day of fiscal year for which this Form is filed:
       November 30, 2000

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)
                                                     / /

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form.
                                                     / /

5.     Calculation of registration fee:

       (i)     Aggregate sale price of securities
               sold during the fiscal year pursuant
               to section 24(f):
                                                    $138,431,450



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       (ii)    Aggregate price of securities
               redeemed or repurchased during the
               fiscal year:
                                                    $49,618,610

       (iii)   Aggregate price of securities
               redeemed or repurchased during any
               prior fiscal year ending no earlier
               than October 11, 1995 that were not
               previously used to reduce
               registration fees payable to the
               Commission:
                                                    $-0-

       (iv)    Total available redemption credits
               [add Items 5(ii) and 5(iii)]:
                                                    $49,618,610

       (v)     Net sales - if Item 5(i) is greater
               than Item 5(iv) [subtract Item 5(iv)
               from Item 5(i)]:
                                                    $88,812,840

       (vi)    Redemption credits available for use
               in future years - if Item 5(i) is
               less than Item 5(iv) [subtract Item
               5(iv) from Item 5(i)]:
                                                    $-0-

       (vii)   Multiplier for determining
               registration fee (See Instruction
               C.9):
                                                     .000250

       (viii)  Registration fee due [multiply Item
               5(v) by Item 5(vii)] (enter "0" if
               no fee is due):
                                                    = $22,203

6.     Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.


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7.     Interest due - if this Form is being filed more than 90
       days after the end of the issuer's fiscal year (see
       Instruction D):
                                                     N/A

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                     = $22,203

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: February 23, 2001.

       Method of Delivery

                x
               ___ Wire Transfer
               ___ Mail or other means



                           Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)  /s/ Domenick Pugliese
                          _____________________
                          Domenick Pugliese
                          Assistant Secretary


Date  February 23, 2001


















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